Taxes - Reconciliation of tax rates (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes
Income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption	(41.01%)	(27.49%)	(25.34%)
Favorable tax rate impact (a)	0.33%	1.46%	(0.58%)
Permanent difference	(8.18%)	0.00%	0.26%
Changes of deferred tax assets valuation allowances	1.96%	5.27%	0.48%
Non-PRC entities not subject to PRC income tax	23.61%	2.84%	(13.48%)
Total	1.05%	4.16%	(12.50%)